Summary of Significant Accounting Policies - Schedule of Computation of Diluted Net Loss Per Common Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Computation of Diluted Net Loss Per Common Share [Line Items]
Total potentially dilutive shares	157,064	748,672	827,731	746,293
Series A convertible preferred shares [Member]
Schedule of Computation of Diluted Net Loss Per Common Share [Line Items]
Total potentially dilutive shares		111,358	111,358	111,358
Series B convertible preferred shares including the cumulative dividends [Member]
Schedule of Computation of Diluted Net Loss Per Common Share [Line Items]
Total potentially dilutive shares		546,469	562,688	530,509
Common stock warrants [Member]
Schedule of Computation of Diluted Net Loss Per Common Share [Line Items]
Total potentially dilutive shares	30,076	26,697	26,697	33,455
Stock options [Member]
Schedule of Computation of Diluted Net Loss Per Common Share [Line Items]
Total potentially dilutive shares	126,988	64,148	126,988	70,971